CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 100,965		$ 33,820	$ 26,093,575	$ (26,026,430)
Balance, shares at Dec. 31, 2011			33,820,183
Common stock issued for services	121,770		2,935	118,835
Common stock issued for services, shares			2,935,000
Common stock issued in purchase of acquisition	552,500		6,500	546,000
Common stock issued in purchase of acquisition, shares			6,500,000
Warrants issued in conjunction with notes payable	145,157			145,157
Warrants issued in conjunction with notes payable, shares
Warrants exercised	3,125		62	3,063
Warrants exercised, shares			62,500
Stock options issued for services	6,505			6,505
Common shares issued for note payable conversion
Net income	(59,051)				(59,051)
Balance at Dec. 31, 2012	870,971		43,317	26,913,135	(26,085,481)
Balance, shares at Dec. 31, 2012			43,317,683
Preferred shares issued for cash	31,500		350	31,150
Preferred shares issued for cash, shares	350,000		350,000
Common stock issued for services	194,800		870	193,930
Common stock issued for services, shares			870,000
Warrants issued for extension of secured note	55,154			55,154
Common stock issued in purchase of acquisition	548,604		1,444	547,160
Common stock issued in purchase of acquisition, shares			1,443,696
Warrants issued in conjunction with notes payable	169,800		1,720	168,080
Warrants issued in conjunction with notes payable, shares			1,720,000
Warrants exercised	50,000		700	49,300
Warrants exercised, shares			700,000
Stock options exercised			23	(23)
Stock options exercised, shares			23,333
Stock options issued for services	163,137			163,137
Common shares issued for note payable conversion	169,800
Net income	(1,198,134)				(1,198,134)
Balance at Dec. 31, 2013	885,832		48,424	28,121,023	(27,283,615)
Balance, shares at Dec. 31, 2013			48,424,712
Preferred shares issued for cash	4,000,000	4,000,000
Preferred shares issued for cash, shares		4,000
Common stock issued for services	133,000		250	132,750
Common stock issued for services, shares			250,000
Common stock issued in purchase of acquisition	2,219,839		3,523	2,216,316
Common stock issued in purchase of acquisition, shares			3,523,554
Warrants issued in conjunction with notes payable	1,293,679			1,293,679
Warrants issued in conjunction with notes payable, shares
Warrants exercised	12,500		50	12,450
Warrants exercised, shares			50,000
Stock options exercised	75,000		500	74,500
Stock options exercised, shares			500,000
Stock options issued for services	166,400			166,400
Warrants exercised using cashless provisions			117	(117)
Warrants exercised using cashless provisions, shares			117,245
Common shares issued for note payable conversion	149,366		277	149,089
Common shares issued for note payable conversion, shares			276,599
Deemed dividend for preferred stock beneficial converstion feature		(720,424)		720,424
Issuance costs for preferred stock offering	(242,700)			(242,700)
Cumulative dividends paid on Series A Preferred Shares	(101,343)				(101,343)
Net income	4,184,365				4,184,365
Balance at Sep. 30, 2014	$ 12,775,938	$ 3,279,576	$ 53,141	$ 32,643,814	$ (23,200,593)
Balance, shares at Sep. 30, 2014		4,000	53,142,110